SCHEDULE OF DEFERRED TAX ASSET (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Deferred Tax Asset	$ 3,032,498	$ 2,556,982	$ 2,640,529
Valuation Allowance	(3,032,498)	(2,556,982)	(2,640,529)
Deferred Tax Asset (Net)